Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Current Assets
Cash	$ 411,721	$ 412,391	$ 169,430
Accounts receivable, net	1,494,872	798,162	262,304
Inventories, net	817,010	738,091	648,715
Prepaid and other current assets	2,800	2,800	20,898
Total Current Assets	2,726,403	1,951,444	1,101,347
Property and Equipment, net (Note 2 & 3)	47,621	52,049	26,765
Intangibles, net (Notes 1 and 12 & Notes 4 and 14)	1,355,803	1,436,315
Goodwill (Notes 1 and 12 & Notes 4 and 14)	834,220	834,220	834,220
Operating right of use assets (Notes 1 and 7 & Note 9)	249,299	223,982
Total Assets	5,213,346	4,498,010	1,962,332
Current Liabilities
Line of credit (Note 3 & Note 5)		1,236,598	1,230,550
Convertible notes payable, net of discount (Note 4 & Note 6)	677,546	1,101,900	2,124,824
Derivative liability, convertible debt features and warrants (Note 7)	1,276,312	246,612	1,025,944
Current portion of long term notes payable (Note 4 & Note 6)	570,962	512,425	279,346
Accrued legal settlement payable (Note 10 & Note 12)	500,000	1,282,000
Accounts payable	1,283,957	1,804,269	655,941
Accrued expenses	213,311	371,912	597,351
Deferred revenue	1,565,139	1,133,992	247,007
Short term vendor payable			34,941
Short term notes payable - related party (Note 6 & Note 8)	1,239,402	1,272,812	200,000
Total Current Liabilities	7,326,629	8,962,520	6,395,904
Noncurrent Liabilities
Line of credit (Note 5)	936,598
Long term portion of accounts payable			174,703
Long term portion of related party notes payable (Note 6 & Note 8)	2,075,000	2,075,000
Long term portion of accrued legal settlement (Note 10 & Note 12)	558,240	718,000
Notes payable, less current portion (Note 4 & Note 6)	447,614	482,553	1,607
Total Liabilities	11,344,081	12,238,073	6,572,214
Stockholders' Equity (Deficit) (Notes 1 and 8)
Common stock	191,211	59,539	1,072
Preferred stock - Series E, non-redeemable	50	50
Additional paid-in capital	30,309,574	15,697,140	4,859,731
Accumulated deficit	(36,631,570)	(23,496,792)	(9,470,685)
Total Stockholders' Equity (Deficit)	(6,130,735)	(7,740,063)	(4,609,882)
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,213,346	$ 4,498,010	$ 1,962,332